Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets
Schedule of intangible assets

				Customer and		Assets
			Product-	distribution-		in course of
		Technology	related	related	Software	construction	Total
	Notes	$ million	$ million	$ million	$ million	$ million	$ million
Cost
At 1 January 2024		582	2,273	236	547	178	3,816
Exchange adjustment		(7)	(35)	(6)	(10)	(1)	(59)
Acquisitions	21	81	3	–	–	–	84
Additions		–	1	4	30	52	87
Disposals		–	–	–	(9)	(1)	(10)
Transfers		1	(3)	–	143	(133)	8
At 31 December 2024		657	2,239	234	701	95	3,926
Exchange adjustment		15	62	6	21	4	108
Additions		–	2	–	5	69	76
Disposals		–	–	–	(8)	(1)	(9)
Transfers		–	(2)	–	67	(63)	2
At 31 December 2025		672	2,301	240	786	104	4,103
Amortisation and impairment
At 1 January 2024		276	1,801	176	453	–	2,706
Exchange adjustment		(3)	(33)	(5)	(9)	–	(50)
Charge for the year		54	109	15	52	–	230
Impairment		15	–	–	1	–	16
Disposals		–	–	–	(8)	–	(8)
At 31 December 2024		342	1,877	186	489	–	2,894
Exchange adjustment		9	59	5	13	–	86
Charge for the year		50	110	14	65	–	239
Impairment		10	–	–	–	–	10
Disposals		–	–	–	(8)	–	(8)
At 31 December 2025		411	2,046	205	559	–	3,221
Net book amounts
At 31 December 2025		261	255	35	227	104	882
At 31 December 2024		315	362	48	212	95	1,032

Amortisation and impairment of acquisition intangibles is set out below:

	2025	2024
	$ million	$ million
Technology	61	69
Product-related	105	108
Customer and distribution-related	10	10
Total	176	187

The table below provides further detail on the largest intangible assets and their remaining amortisation period:

			Customer and	Total
		Product-	distribution-	Carrying	Remaining
	Technology	related	related	value	amortisation
	$ million	$ million	$ million	$ million	period
Intangibles acquired as part of the CartiHeal acquisition	66	3	–	69	8-9 years
Intangibles acquired as part of the ArthroCare acquisition	97	68	–	165	8-9 years
Intangibles acquired as part of the Osiris acquisition	–	80	26	106	2-3 years
Intangibles acquired as part of the Healthpoint acquisition	32	72	3	107	2 years